Fair Value Measurements - Summary of Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: current portion	$ (2,151)	$ (967)
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	1,641	2,695
Acquisitions	4,000	1,000
Payments	(555)	(1,019)
Change in fair value	329	(1,035)
Ending Balance	5,415	$ 1,641
Less: current portion	(2,153)
Long term portion	$ 3,262